Employee Benefit Plan, Tax Status - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Status	PUERTO RICO INCOME TAXES
The Puerto Rico Department of the Treasury has determined and informed the Company by letters dated (a) January 4, 1999 and April 13, 2005 that the Plan and the Master Trust are designed in accordance with applicable sections of the Puerto Rican Internal Revenue Code (the “PRIRC”) of 1994, and (b) April 11, 2014, March 3, 2016 and January 31, 2017 that the Plan and the Master Trust are designed in accordance with applicable sections of the PRIRC of 2011. The Plan has been amended since receiving the determination letters. However, the Administrative Committee of the Plan believes the Plan and the Master Trust continue to be designed and are currently being operated in material compliance with the applicable requirements of the PRIRC of 2011 and therefore believes that the Plan is tax-exempt. For these reasons, no provision for income taxes is shown in the Plan’s financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan's Administrative Committee believes it is no longer subject to income tax examinations for Plan years prior to 2021.

EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Jan. 04, 1999